Goodwill (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Description of goodwill	In April 2019, Enthusiast Properties acquired 100% of the assets of The Sims Resource (“TSR”)
Omnia [member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 14,082,162	$ 0
Addicting games [member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 17,199,124	$ 0